Document and Entity Information	Apr. 02, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 02, 2026
Entity Registrant Name	Firefly Aerospace Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42789
Entity Tax Identification Number	81-5194980
Entity Address Address Line 1	2203 Scottsdale Drive
Entity Address City Or Town	Leander
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78641
City Area Code	512
Local Phone Number	893-5570
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	FLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001860160
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	1320 Arrow Point Drive
Entity Address Address Line 2	#109
Entity Address City Or Town	Cedar Park
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78613